Consolidated Statement of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 27, 2019
Balance (in Shares) at Feb. 27, 2019
Net Loss			(249)	(249)
Balance at Dec. 31, 2019			(249)	(249)
Issuance of shares of common stock	$ 325	19,675		20,000
Issuance of shares of common stock (in Shares)	3,247,840
Net Loss			(13,470)	(13,470)
Balance at Dec. 31, 2020	$ 325	19,675	(13,719)	6,281
Balance (in Shares) at Dec. 31, 2020	3,247,840
Recapitalization	$ 250	(53,174)		(52,924)
Recapitalization (in Shares)	2,500,000
Issuance of shares of common stock for Cash (net of $1,059,505 in offering costs)	$ 389	6,710,106		6,710,495
Issuance of shares of common stock for Cash (net of $1,059,505 in offering costs) (in Shares)	3,885,000
Shares Issued to Placement Agent	$ 5	99,995		100,000
Shares Issued to Placement Agent (in Shares)	50,000
Shares Issued Upon Conversion of SAFE Notes	$ 13	258,295		258,308
Shares Issued Upon Conversion of SAFE Notes (in Shares)	129,154
Shares Issued to Advisors	$ 72	1,380,535		1,380,607
Shares Issued to Advisors (in Shares)	723,008
Net Loss			(217,203)	(217,203)
Balance at Jun. 30, 2021	$ 1,054	$ 8,415,432	$ (230,922)	$ 8,185,564
Balance (in Shares) at Jun. 30, 2021	10,535,002